Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Vessel revenue	$ 1,243,951	$ 1,341,222	$ 1,562,873
Vessel operating costs	(319,147)	(315,582)	(323,725)
Voyage expenses	(30,371)	(13,243)	(92,698)
Depreciation - vessels and drydock	(185,319)	(178,259)	(168,008)
Depreciation - right of use assets for vessels	0	(24,244)	(38,827)
General and administrative expenses	(121,048)	(106,255)	(88,131)
Reversal of previously recorded impairment			12,708
Write-off of deposits on scrubbers	0	(10,508)	0
Gain on sale of vessels	176,537	12,019	(66,486)
Financial expenses	(109,539)	(183,231)	(169,795)
Gain on repurchase of convertible notes	0	0	481
Financial income	15,947	19,112	6,884
Share of income from dual fuel tanker joint venture	7,664	5,950	679
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	(11,176)	0	0
Other income and (expenses), net	1,275	(83)	1,296
Net income	668,774	546,898	637,251
Operating segments
Disclosure of operating segments [line items]
Vessel revenue	1,243,951	1,341,222	1,562,873
Vessel operating costs	(319,147)	(315,582)	(323,725)
Voyage expenses	(30,371)	(13,243)	(92,698)
Depreciation - vessels and drydock	(185,319)	(178,259)	(168,008)
Depreciation - right of use assets for vessels		(24,244)	(38,827)
General and administrative expenses	(8,912)	(10,056)	(12,066)
Reversal of previously recorded impairment			12,708
Write-off of deposits on scrubbers		(10,508)
Gain on sale of vessels	176,537	12,019	(66,486)
Financial expenses	0	0	0
Gain on repurchase of convertible notes			0
Financial income	0	617	657
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	0
Other income and (expenses), net	1,635	0	1,577
Net income	878,374	801,966	876,005
Operating segments | LR1/Panamax
Disclosure of operating segments [line items]
Vessel revenue			11,196
Vessel operating costs			(9,076)
Voyage expenses			0
Depreciation - vessels and drydock			(1,593)
Depreciation - right of use assets for vessels			0
General and administrative expenses			(335)
Reversal of previously recorded impairment			0
Gain on sale of vessels			(44,701)
Financial expenses			0
Gain on repurchase of convertible notes			0
Financial income			20
Share of income from dual fuel tanker joint venture			0
Other income and (expenses), net			1,577
Net income			(42,912)
Operating segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	120,542	154,586	243,951
Vessel operating costs	(39,174)	(37,940)	(36,507)
Voyage expenses	(3,998)	(3,712)	(44,996)
Depreciation - vessels and drydock	(20,423)	(20,654)	(20,874)
Depreciation - right of use assets for vessels		0	0
General and administrative expenses	(1,211)	(1,432)	(1,367)
Reversal of previously recorded impairment			0
Write-off of deposits on scrubbers		0
Gain on sale of vessels	0	0	0
Financial expenses	0	0	0
Gain on repurchase of convertible notes			0
Financial income	0	0	0
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	0
Other income and (expenses), net	0	0	0
Net income	55,736	90,848	140,207
Operating segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	571,422	530,736	570,668
Vessel operating costs	(127,540)	(114,595)	(112,407)
Voyage expenses	(15,504)	(5,536)	(26,641)
Depreciation - vessels and drydock	(80,191)	(76,383)	(75,360)
Depreciation - right of use assets for vessels		(4,910)	(8,297)
General and administrative expenses	(3,260)	(3,876)	(4,134)
Reversal of previously recorded impairment			0
Write-off of deposits on scrubbers		0
Gain on sale of vessels	26,326	0	(12,446)
Financial expenses	0	0	0
Gain on repurchase of convertible notes			0
Financial income	0	0	0
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	0
Other income and (expenses), net	1,469	0	0
Net income	372,722	325,436	331,383
Operating segments | MR
Disclosure of operating segments [line items]
Vessel revenue	551,987	655,900	737,058
Vessel operating costs	(152,433)	(163,047)	(165,735)
Voyage expenses	(10,869)	(3,995)	(21,061)
Depreciation - vessels and drydock	(84,705)	(81,222)	(70,181)
Depreciation - right of use assets for vessels		(19,334)	(30,530)
General and administrative expenses	(4,441)	(4,748)	(6,230)
Reversal of previously recorded impairment			12,708
Write-off of deposits on scrubbers		(10,508)
Gain on sale of vessels	150,211	12,019	(9,339)
Financial expenses	0	0	0
Gain on repurchase of convertible notes			0
Financial income	0	617	637
Share of income from dual fuel tanker joint venture	0	0	0
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	0
Other income and (expenses), net	166	0	0
Net income	449,916	385,682	447,327
Material reconciling items
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Depreciation - vessels and drydock	0	0	0
Depreciation - right of use assets for vessels		0	0
General and administrative expenses	(112,136)	(96,199)	(76,065)
Reversal of previously recorded impairment			0
Write-off of deposits on scrubbers		0
Gain on sale of vessels	0	0	0
Financial expenses	(109,539)	(183,231)	(169,795)
Gain on repurchase of convertible notes			481
Financial income	15,947	18,495	6,227
Share of income from dual fuel tanker joint venture	7,664	5,950	679
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	(11,176)
Other income and (expenses), net	(360)	(83)	(281)
Net income	$ (209,600)	$ (255,068)	$ (238,754)